UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G
OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
[_]	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________ to __________.
Date of Report (Date of earliest event reported):  ___________
Commission File Number of securitizer:  ___________
Central Index Key Number of securitizer:  ___________

(Name and telephone number, including area code, of the person to contact in connection with this filing)
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1): [_]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i): [_]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii): [_]
[X]        Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2).
Central Index Key Number of sponsor:  0001817141
FHF Trust 2022-2
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable):  ___________
Central Index Key Number of underwriter (if applicable):  ___________
Phillip Carnevale (866) 343-4345
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THE REPORT
PART II:  FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS
Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer
Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated September 22, 2022, of RSM US LLP, which report sets forth the findings and conclusions, as applicable, of RSM US LLP with respect to certain agreed-upon procedures performed by RSM US LLP.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Date: September 29, 2022	First Help Financial, LLC (Sponsor) By: /s/ Phillip Carnevale Name: Phillip Carnevale Title: Chief Financial Officer

Exhibit 99.1  Agreed-upon procedures report, dated September 22, 2022, of RSM US LLP.